Accounting Information and Policies - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Spreads business [member]
Disclosure of summary of significant accounting policies [line items]
Contribution to group turnover percentage	6.00%
Contribution to group net assets percentage	2.00%
IFRS 16 [member]
Disclosure of summary of significant accounting policies [line items]
Operating lease commitments	€ 2,500
IFRS 9 [member]
Disclosure of summary of significant accounting policies [line items]
Financial assets previously measured at fair value through equity measured at amortised cost	€ 120